PRINCIPAL ACCOUNTING POLICIES (Details 11)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
PRINCIPAL ACCOUNTING POLICIES
Number of business acquisitions or investments material to businesses or financial results of the entity	0	0
Impairment of goodwill		0	0	0
Impairment on other intangible assets		0	0	0
Impairment of long-lived assets		0	0	0
Intangible assets
Intangible asset useful life					3 years	10 years
Accrued liability for customer reward program
Amount of accrued liability for group's customers reward program	34,918,886	217,548,153	161,838,531
Allowance for doubtful accounts activity
Balance at beginning of year		4,974,138	5,718,742	3,630,012
Provision for doubtful accounts	60,378	376,164	185,443	2,522,077
Write-offs		(998,339)	(930,047)	(433,347)
Balance at end of period		4,351,963	4,974,138	5,718,742
Sales and marketing
Advertising expenses		275,501,438	163,324,295	98,489,080